Stockholders' Equity / (Deficit) - Summary of Fair Value of Options Granted (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - FaceBank Group, Inc Pre-Merger [Member] - Stock Options [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exercise price		$ 28.20
Expected stock price volatility		222.00%
Risk-free rate of interest		2.78%
Contractual term (years)	0 years	10 years